Note 4 - Loans - Age Analysis of Past Due Loans and Nonaccrual (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans	$ 968,814	$ 781,526
Financial Asset Originated [Member]
Accruing loans past due	1,914	8,234
Nonaccrual loans	9,179	9,482
Current loans	836,007	753,657
Loans	847,100	763,139
Financial Asset Originated [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	1,914	8,234
Financial Asset Originated [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accruing loans past due
Financial Assets Acquired [Member]
Accruing loans past due	701
Nonaccrual loans	648
Current loans	120,365	18,387
Loans	121,714	18,387
Financial Assets Acquired [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	701
Financial Assets Acquired [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accruing loans past due
Residential Mortgage [Member]
Loans	194,796	187,592
Residential Mortgage [Member] | Financial Asset Originated [Member]
Accruing loans past due	1,296	6,882
Nonaccrual loans	3,643	2,734
Current loans	166,402	182,843
Loans	171,341	185,577
Residential Mortgage [Member] | Financial Asset Originated [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	1,296	6,882
Residential Mortgage [Member] | Financial Asset Originated [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accruing loans past due
Residential Mortgage [Member] | Financial Assets Acquired [Member]
Accruing loans past due	57
Nonaccrual loans	85
Current loans	23,313	2,015
Loans	23,455	2,015
Residential Mortgage [Member] | Financial Assets Acquired [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	57
Residential Mortgage [Member] | Financial Assets Acquired [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accruing loans past due
Commercial, Financial, and Agricultural [Member]
Loans	114,360	74,166
Commercial, Financial, and Agricultural [Member] | Financial Asset Originated [Member]
Accruing loans past due	212	399
Nonaccrual loans	1,628	1,050
Current loans	89,695	65,081
Loans	91,535	66,131
Commercial, Financial, and Agricultural [Member] | Financial Asset Originated [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	212	399
Commercial, Financial, and Agricultural [Member] | Financial Asset Originated [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accruing loans past due
Commercial, Financial, and Agricultural [Member] | Financial Assets Acquired [Member]
Accruing loans past due	553
Nonaccrual loans	433
Current loans	21,839	8,035
Loans	22,825	8,035
Commercial, Financial, and Agricultural [Member] | Financial Assets Acquired [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	553
Commercial, Financial, and Agricultural [Member] | Financial Assets Acquired [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accruing loans past due
Consumer and Other [Member]
Loans	23,322	23,497
Consumer and Other [Member] | Financial Asset Originated [Member]
Accruing loans past due	21	110
Nonaccrual loans	138	217
Current loans	19,086	23,218
Loans	19,245	23,435
Consumer and Other [Member] | Financial Asset Originated [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	21	110
Consumer and Other [Member] | Financial Asset Originated [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accruing loans past due
Consumer and Other [Member] | Financial Assets Acquired [Member]
Accruing loans past due	8
Nonaccrual loans
Current loans	4,069	62
Loans	4,077	62
Consumer and Other [Member] | Financial Assets Acquired [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	8
Consumer and Other [Member] | Financial Assets Acquired [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accruing loans past due
Commercial Real Estate Portfolio Segment [Member]
Loans	636,336	496,271
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Originated [Member]
Accruing loans past due	385	843
Nonaccrual loans	3,770	5,481
Current loans	560,824	482,515
Loans	564,979	487,996
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Originated [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	385	843
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Originated [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accruing loans past due
Commercial Real Estate Portfolio Segment [Member] | Financial Assets Acquired [Member]
Accruing loans past due	83
Nonaccrual loans	130
Current loans	71,144	8,275
Loans	71,357	8,275
Commercial Real Estate Portfolio Segment [Member] | Financial Assets Acquired [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	83
Commercial Real Estate Portfolio Segment [Member] | Financial Assets Acquired [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accruing loans past due
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member]
Loans	96,097	60,310
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Financial Asset Originated [Member]
Accruing loans past due	50	88
Nonaccrual loans	32	463
Current loans	82,954	58,349
Loans	83,036	58,812
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Financial Asset Originated [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	50	88
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Financial Asset Originated [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accruing loans past due
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Financial Assets Acquired [Member]
Accruing loans past due
Nonaccrual loans	96
Current loans	12,965	1,498
Loans	13,061	1,498
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Financial Assets Acquired [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Financial Assets Acquired [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accruing loans past due
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member]
Loans	540,239	435,961
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Financial Asset Originated [Member]
Accruing loans past due	335	755
Nonaccrual loans	3,738	5,018
Current loans	477,870	424,166
Loans	481,943	429,184
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Financial Asset Originated [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	335	755
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Financial Asset Originated [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accruing loans past due
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Financial Assets Acquired [Member]
Accruing loans past due	83
Nonaccrual loans	34
Current loans	58,179	6,777
Loans	58,296	6,777
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Financial Assets Acquired [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	83
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Financial Assets Acquired [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accruing loans past due